Statements of Changes in Stockholders' Equity/(Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023	$ 30	$ 0	$ (515,796)	$ (515,766)
Balance, shares at Dec. 31, 2023	3,000
Issuance of Common Stock
Issuance of Common Stock, shares
Net Income/(Loss)			(129,601)	(129,601)
Balance at Dec. 31, 2024	$ 30	0	(645,397)	(645,367)
Balance, shares at Dec. 31, 2024	3,000
Issuance of Common Stock
Issuance of Common Stock, shares
Net Income/(Loss)			(180,695)	(180,695)
Balance at Dec. 31, 2025	$ 30	$ 0	$ (826,092)	$ (826,062)
Balance, shares at Dec. 31, 2025	3,000